Company financial information (Parent Corporation) - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	$ 4,441	$ 4,266	$ 4,090
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	96	5,996	4,667
Investing activities
Other, net	676	(153)	(231)
Net cash (used for) provided by investing activities	(10,548)	3,299	(32,705)
Financing activities
Net proceeds from the issuance of long-term debt	2,993	5,143	4,738
Repayments of long-term debt	(5,250)	(3,650)	(1,046)
Issuance of common stock	21	40	34
Treasury stock acquired	(3,327)	(3,269)	(2,686)
Net cash provided by (used for) financing activities	9,459	(8,098)	26,778
Change in cash and due from banks and restricted cash	(991)	1,125	(1,071)
Cash and due from banks and restricted cash at beginning of year	8,258	7,133	8,204
Cash and due from banks and restricted cash at end of year	7,267	8,258	7,133
Supplemental disclosures
Interest paid	4,400	2,711	1,033
Income taxes paid	989	983	498
Income taxes refunded	669	175	20
Parent Company
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	4,441	4,266	4,090
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries	98	795	(2,431)
Change in accrued interest receivable	(12)	27	(6)
Change in accrued interest payable	(17)	29	42
Change in taxes payable	331	224	(600)
Other, net	(107)	(257)	38
Net cash provided by operating activities	4,734	5,084	1,133
Investing activities
Purchases of securities	0	0	(991)
Proceeds from sales of securities	0	13	2,729
Change in loans	0	0	7
Acquisitions of, investments in, and advances to subsidiaries (b)	1,495	(53)	(7,208)
Other, net	0	1	0
Net cash (used for) provided by investing activities	1,495	(39)	(5,463)
Financing activities
Net proceeds from the issuance of long-term debt	1,745	4,144	4,738
Repayments of long-term debt	(4,250)	(3,650)	(997)
Change in advances from subsidiaries	242	(1,561)	(3,930)
Issuance of common stock	86	120	465
Treasury stock acquired	(3,327)	(3,269)	(2,686)
Cash dividends paid	(1,289)	(1,221)	(1,076)
Net cash provided by (used for) financing activities	(6,793)	(5,437)	(3,486)
Change in cash and due from banks and restricted cash	(564)	(392)	(7,816)
Cash and due from banks and restricted cash at beginning of year	909	1,301	9,117
Cash and due from banks and restricted cash at end of year	345	909	1,301
Supplemental disclosures
Interest paid	958	629	705
Income taxes paid	2	12	61
Income taxes refunded	0	7	15
Payments received from subsidiaries for taxes	823	837	189
Payments for acquisition of investments in and advances to subsidiaries	(2,139)	(2,807)	(10,296)
Proceeds from sale of investments in and advances from subsidiaries	$ 3,634	$ 2,754	$ 3,088